Share Capital	12 Months Ended
Dec. 31, 2019
Disclosure of share capital, reserves and other equity interest [Abstract]
Share Capital
Share Capital
The movements in the Company's share capital are summarized below:

Date	Description	Number of shares	Share Capital amounts in £'000s

January 1, 2018		105,017,401	5,251
August 9, 2018	Vesting of RSUs	58,112	3
September 20, 2018	Vesting of RSUs	251,125	12
As at December 31, 2018		105,326,638	5,266
As at December 31, 2019		105,326,638	5,266

The total number of authorized ordinary shares, with a nominal value of £0.05 each, is 200,000,000 (share capital of £10,000,000). All 105,326,638 ordinary shares at December 31, 2019 are allotted, unrestricted, called up and fully paid. All issued shares rank pari passu.
During 2018, the Company issued 309,237 ordinary shares upon vesting of employee restricted share units.